As filed with the Securities and Exchange Commission on September 28, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 S. Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Mr. Michael Corbett, 300 S. Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

1-800-332-3133
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Item 1. Schedule of Investments.

Perritt MicroCap Opportunities Fund
Schedule of Investments
July 31, 2004 (Unaudited)

Shares	COMMON STOCKS - 93.7%	Value

	Air Transport - 1.1%
248,000	Air Methods Corporation*	$ 2,115,440

	Biotechnology - 3.4%
40,000	Bradley Pharmaceuticals, Inc.*	941,600
215,000	LifeCell Corporation*	1,898,450
145,000	Maxim Pharmaceuticals, Inc.*	1,139,700
261,000	Trinity Biotech PLC - ADR*	725,580
150,000	Vasogen Inc.*	697,500
266,000	Zila, Inc.*	1,066,660

		6,469,490

	Building Materials - 0.8%
78,000	Metal Management, Inc.*	1,512,420

	Business Services - 8.3%
165,000	Barrett Business Services, Inc.*	2,720,850
160,000	Carlisle Holdings Limited	1,030,400
112,000	CellStar Corporation*	560,000
413,000	EDGAR Online, Inc.*	330,400
46,000	Exponent, Inc.*	1,155,060
94,000	Integrated Electrical Services, Inc.*	796,180
83,000	The Keith Companies, Inc.*	1,186,070
279,000	Modtech Holdings, Inc.*	2,262,690
33,500	RCM Technologies, Inc.*	197,315
183,700	Rentrak Corporation*	1,701,062
144,200	Team, Inc.*	2,256,730
39,000	World Fuel Services Corporation	1,482,000

		15,678,757

	Chemicals and Related Products - 1.2%
140,000	Aceto Corporation	2,294,600

	Computers and Electronics - 2.1%
118,900	COMARCO, Inc.*	832,300
210,000	Intelligroup, Inc.*	814,800
115,000	LaBarge, Inc.*	828,000
105,000	Rimage Corporation*	1,428,000
		3,903,100

Perritt MicroCap Opportunities Fund
Schedule of Investments
July 31, 2004 (Unaudited)

Shares	COMMON STOCKS - 93.7% (Continued)	Value

	Consumer Products - Manufacturing - 17.0%
115,000	AMX Corporation*	$ 1,575,500
206,821	Ashworth, Inc.*	1,789,002
94,500	Boston Acoustics, Inc.	978,075
120,000	BriteSmile, Inc.*	1,116,000
187,500	Compex Technologies, Inc.*	1,125,000
115,000	Culp Inc.*	897,000
35,000	Deckers Outdoor Corporation*	1,023,750
43,000	Del Laboratories, Inc.*	1,475,760
109,000	Equity Marketing, Inc.*	1,256,225
84,198	Haggar Corp.	1,620,811
234,800	Hauppauge Digital, Inc.*	772,492
30,000	Helen of Troy Limited*	939,900
41,200	Hooker Furniture Corporation	1,104,572
80,000	Matrixx Initiatives, Inc.*	650,400
85,000	Measurement Specialties, Inc.*	1,824,950
35,000	The Middleby Corporation	1,897,000
35,000	Monaco Coach Corporation	849,800
40,000	Noble International, Ltd.	807,600
62,600	Perry Ellis International, Inc.*	1,474,856
94,500	Q.E.P. Co., Inc.*	1,358,910
69,500	RC2 Corporation*	2,182,300
99,300	Tandy Brands Accessories, Inc.	1,352,466
65,800	Twin Disc, Incorporated	1,666,714
79,500	Universal Electronics Inc.*	1,376,940
100,600	Water Pik Technologies, Inc.*	1,265,548
		32,381,571

	Consumer Services - 2.5%
108,689	LESCO, Inc.*	1,391,219
184,022	PetMed Express, Inc.*	752,650
180,000	Stewart Enterprises, Inc.*	1,252,800
60,000	TBC Corporation*	1,435,800
		4,832,469

Perritt MicroCap Opportunities Fund
Schedule of Investments
July 31, 2004 (Unaudited)

Shares	COMMON STOCKS - 93.7% (Continued)	Value

	Energy and Related Services - 7.1%
510,000	Electric City Corp.*	902,700
200,000	Global Industries, Ltd.*	1,010,000
84,000	GulfMark Offshore, Inc.*	1,234,800
116,300	Layne Christensen Company*	1,644,482
177,000	Matrix Service Company*	1,230,150
154,500	Michael Baker Corporation*	2,101,200
205,000	Newpark Resources, Inc.*	1,250,500
100,000	OMI Corporation	1,455,000
261,000	OMNI Energy Services Corp.*	788,220
130,000	Willbros Group, Inc.*	1,912,300

		13,529,352

	Environmental Services - 1.6%
69,000	Duratek, Inc.*	983,250
332,200	Synagro Technologies, Inc.*	880,330
292,000	Versar, Inc.*	1,226,400
		3,089,980

	Financial Services - 2.9%
133,113	Nicholas Financial, Inc.	1,265,905
100,000	QC Holdings, Inc.*	1,495,000
154,500	Sanders Morris Harris Group Inc.	1,932,795
219,000	U.S. Global Investors, Inc. - Class A*	720,291
		5,413,991

	Food - 2.1%
191,850	Landec Corporation*	1,079,924
80,259	Penford Corporation	1,407,743
350,000	Poore Brothers, Inc.*	854,000
100,000	SunOpta Inc.*	730,000
		4,071,667

Perritt MicroCap Opportunities Fund
Schedule of Investments
July 31, 2004 (Unaudited)

Shares	COMMON STOCKS - 93.7% (Continued)	Value

	Leisure - 1.5%
235,000	Century Casinos, Inc.*	$ 1,276,050
95,200	Monarch Casino & Resort, Inc.*	1,536,528
		2,812,578

	Medical Supplies and Services - 12.1%
199,500	Allied Healthcare Products, Inc.*	957,600
81,000	Cantel Medical Corp.*	2,081,700
210,000	CardioTech International, Inc.*	787,500
22,500	Centene Corporation*	877,500
80,000	CNS, Inc.	804,800
252,000	DrugMax, Inc.*	1,020,600
146,250	Healthcare Services Group, Inc.	2,461,387
61,021	Horizon Health Corporation*	1,485,312
66,020	Lifeline Systems, Inc.*	1,457,722
64,400	Medical Action Industries Inc.*	1,065,820
35,000	National Dentex Corporation*	1,005,550
200,000	Natus Medical*	1,206,000
139,300	Option Care, Inc.	2,375,065
133,000	Psychemedics Corporation	1,642,550
63,000	SFBC International, Inc.*	2,144,520
133,700	Sonic Innovations, Inc.*	590,954
23,000	Young Innovations, Inc.	630,200
122,500	ZEVEX International, Inc.*	476,525

		23,071,305

	Military Equipment - 0.4%
44,000	The Allied Defense Group, Inc.*	822,800

	Minerals and Resources - 0.7%
57,000	Century Aluminum Company*	1,342,350

	Office Equipment - 0.6%
250,000	Danka Business Systems PLC ADR *	1,055,000

	Oil and Gas - 2.6%
167,600	Brigham Exploration Company*	1,494,992
150,000	Harvest Natural Resources, Inc.*	2,067,000
90,000	KCS Energy, Inc.*	1,330,200
		4,892,192

Perritt MicroCap Opportunities Fund
Schedule of Investments
July 31, 2004 (Unaudited)

Shares	COMMON STOCKS - 93.7% (Continued)	Value

	Real Estate - 1.1%
152,500	Monmouth Real Estate Investment Corporation - Class A	$ 1,210,850
24,200	Tejon Ranch Co.*	805,860
		2,016,710

	Retail - 4.1%
52,000	Duckwall-ALCO Stores, Inc.*	862,628
102,000	EZCORP, Inc. - Class A*	769,386
93,100	Factory Card & Party Outlet Corp.*	1,032,479
42,000	Finlay Enterprises, Inc.*	882,000
20,000	MarineMax, Inc.*	491,800
50,000	Monro Muffler Brake, Inc.*	1,105,500
70,000	REX Stores Corporation*	909,300
31,700	Rush Enterprises, Inc. - Class A*	407,979
46,050	Rush Enterprises, Inc. - Class B*	634,108
216,500	Ultimate Electronics, Inc.*	740,430
		7,835,610

	Semiconductor Related Products - 0.6%
210,000	FSI International, Inc.*	1,102,500

	Software - 6.8%
108,200	Aladdin Knowledge Systems*	2,042,816
195,200	American Software, Inc. - Class A	1,089,216
145,000	Captaris Inc.*	800,400
83,000	Captiva Software Corporation*	702,180
179,900	MapInfo Corporation*	1,860,166
205,000	Moldflow Corporation*	2,236,550
173,000	PLATO Learning, Inc.*	1,517,210
85,000	Tradestation Group Inc.*	505,750
110,000	Tyler Technologies, Inc.*	1,012,000
200,000	WatchGuard Technologies, Inc.*	1,054,000
		12,820,288

	Specialty Manufacturing - 6.2%
150,000	AEP Industries Inc.*	1,587,000
40,000	Cascade Corporation	1,170,800
375,000	Flanders Corporation*	3,836,250
52,500	Printronix, Inc.*	774,900
71,000	Quixote Corporation	1,363,200
30,000	Raven Industries, Inc.	1,143,600
157,000	RF Monolithics, Inc.*	1,105,123
118,100	Stratagene Corp. *	739,306
191,000	Urecoats Industries Inc.*	147,070
		11,867,249

Perritt MicroCap Opportunities Fund
Schedule of Investments
July 31, 2004 (Unaudited)

Shares	COMMON STOCKS - 93.7% (Continued)	Value

	Telecommunications - 3.4%
115,000	Cosine Communications, Inc.*	$ 447,350
109,000	Digi International Inc.*	1,237,150
50,000	EFJ, Inc.*	400,900
180,000	Gilat Satellite Networks Ltd.*	831,600
232,300	Globecomm Systems Inc.*	1,268,358
395,000	The Management Network Group, Inc.*	944,050
200,000	Stratex Networks, Inc.*	496,000
159,600	TeleCommunication Systems, Inc. - Class A*	861,840
		6,487,248

	Transportation - 2.9%
69,400	Celadon Group, Inc.*	1,215,888
90,500	Frozen Food Express Industries, Inc.*	611,780
133,000	Transport Corporation of America, Inc.*	1,034,740
159,500	USA Truck, Inc.*	1,921,975
218,740	World Airways, Inc.*	732,779
		5,517,162

	Wireless Equipment - 0.6%
150,100	Radyne ComStream, Inc.*	1,103,235

	TOTAL COMMON STOCKS (Cost $148,637,558)	178,039,064

Principal
Amount	SHORT-TERM SECURITIES - 6.4%

	Commercial Paper - 3.2%
6,000,000	U.S. Bank Commercial Paper	5,999,794
	0.0000%, 8/2/2004
		5,999,794

	Variable Rate Demand Notes - 3.3%
790,000	American Family Demand Note	790,000
	1.0514%, 12/31/2031 #
790,000	Wisconsin Corporate Center Credit Union Demand Note	790,000
	1.1400%, 12/31/2031 #
4,648,120	U.S. Bank Demand Note	4,648,120
	1.2200%, 12/31/2031 #

		6,228,120

	TOTAL SHORT TERM SECURITIES (Cost $12,227,914)	12,227,914

	TOTAL INVESTMENTS (Cost $160,865,472) - 100.1%	190,266,978

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)	(272,407)

	TOTAL NET ASSETS - 100.0%	$ 189,994,571

*	Non-income producing security.
ADR	American Depository Receipt.
#	Denotes variable rate demand notes. Variable rate demand notes
	are considered short-term obligations and are payable on demand.
	Interest rates change periodically on specified dates. The rates
	shown are as of July 31, 2004.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Perritt MicroCap Opportunities Fund, Inc

By (Signature and Title)  /s/ Michael J. Corbett
                Michael J. Corbett, President

Date  September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Michael J. Corbett
            Michael J. Corbett, President

Date  September 24, 2004

By (Signature and Title)* /s/ Michael J. Corbett
            Michael J. Corbett, Treasurer

Date  September 24, 2004

* Print the name and title of each signing officer under his or her signature.